Expense Example - Investor P - BLACKROCK LIFEPATH INDEX RETIREMENT FUND - Investor P Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 563
Expense Example, with Redemption, 3 Years	650
Expense Example, with Redemption, 5 Years	752
Expense Example, with Redemption, 10 Years	$ 1,051